Significant Accounting Policies (Schedule Of Stock Option Granted Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Volatility, minimum	40.00%	37.00%	41.00%
Volatility, maximum	64.00%	60.00%	66.00%
Risk free interest, minimum	0.10%	0.10%	0.25%
Risk free interest, maximum	2.30%	3.48%	3.90%
Early exercise multiple, minimum	1.55	1.85	2.0
Early exercise multiple, maximum	1.85	2.60	2.50